Warrants reserve (Details 1)	3 Months Ended
Nov. 30, 2023 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of warrants | shares	38,968,037
Exercise price | $ / shares	$ 0.68 [1]
Private placement financing warrants december 23, 2020 [member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	2,777,268
Exercise price | $ / shares	$ 1.50
Warrants outstanding expiry date	Dec. 23, 2023
Private placement financing warrants february 11, 2021 [member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	16,461,539
Exercise price | $ / shares	$ 0.80
Warrants outstanding expiry date	Feb. 11, 2026
Private placement financing broker warrants february 11, 2021 [member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	1,152,307
Exercise price | $ / shares	$ 0.80
Warrants outstanding expiry date	Feb. 11, 2026
Private placement financing warrants january 26, 2022 [member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	17,948,718
Exercise price | $ / shares	$ 0.44
Warrants outstanding expiry date	Jan. 26, 2027
Private placement financing placement agent warrants january 26, 2022 [member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	628,205
Exercise price | $ / shares	$ 0.44
Warrants outstanding expiry date	Jan. 26, 2027

[1]	Total represents weighted average.